Summary of Significant Accounting Policies (Details) - Schedule of Translation of Amounts from Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
VND exchange rate for balance sheet items, except for equity accounts [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	25,455	24,270
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	24,962		23,527